REVENUE INFORMATION	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE INFORMATION

20. REVENUE INFORMATION

Revenues

The Group's revenues are disaggregated by major products/services lines, timing of revenue recognition and primary geographical markets (based on the location of customers) as follow:

Major products/services lines	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
CPaaS(Note1)
- Text messaging	224,703	244,445	235,842
- Voice calls	60,331	81,574	56,892
- Others(Note2)	36,700	59,418	56,136
Cloud-based CC	150,485	227,550	276,126
Cloud-based UC&C	111,994	107,378	125,358
Other services	8,585	3,088	2,334
Revenues	592,798	723,453	752,688

Note 1: The gross amount of revenue from services as an agent was RMB148 million, RMB212 million and RMB166 million for the years ended December 31, 2019, 2020 and 2021. The net amount of revenue from services as an agent was RMB17 million, RMB50 million and RMB41 million for the years ended December 31, 2019, 2020 and 2021 respectively.

Note 2: Others mainly include CPaaS revenue from the customers' use of the Group's Internet of Things (IoT) and jointly-operated CPaaS platforms.

Timing of revenue recognition	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Point in time	419,930	490,449	476,019
Over time	172,868	233,004	276,669
Revenues	592,798	723,453	752,688

Primary geographical markets (based on the location of customers)	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The PRC	583,496	700,535	711,932
Japan	9,302	22,918	40,756
Revenues	592,798	723,453	752,688

Revenue based on a gross basis/ net basis	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
On a gross basis	574,049	667,732	689,667
On a net basis	18,749	55,722	63,021
Revenues	592,798	723,453	752,688

Contract Assets and Contract Liabilities

The Group's contract assets and contract liabilities as of December 31, 2019, 2020 and 2021 are as follows:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Contract assets	15,582	18,342	21,118
Contract liabilities	121,748	177,376	285,936

The contract assets primarily relate to the Group's rights to consideration for work performed but not invoiced at the reporting date on Cloud-based UC&C projects. The contract assets are transferred to receivables when the rights to consideration become unconditional.

The contract liabilities primarily related to the advanced consideration received from customers in relation to the subsequent provision of Cloud-based CC services and CPaaS solutions. The contract liabilities will be recognized as revenue when the Group fulfils its performance obligations to transfer the promised products or services to customers, which is expected to occur within one year.

Changes in the contract assets balances for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Gross amount at the beginning of the year	19,001	16,577	25,075
Increases due to revenue recognized during the year	42,448	46,662	51,712
Transfers to accounts receivable during the year	(44,872)	(38,164)	(45,065)
Gross amount at the end of the year	16,577	25,075	31,722
Allowance for contract assets	(995)	(6,733)	(10,604)
Contract assets, net	15,582	18,342	21,118

The movement of the allowance for contract assets is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	950	995	6,733
Additions charged to bad debt expense	45	5,738	3,871
Balance at the end of the year	995	6,733	10,604

Changes in the contract liabilities balances for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	83,443	121,748	177,376
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(84,100)	(81,807)	(74,907)
Increase due to cash received, excluding amount recognized as revenue during the year	122,405	137,435	183,467
Balance at the end of the year	121,748	177,376	285,936

The amounts of revenue recognized for the years ended December 31, 2019, 2020 and 2021 that were included in the contract liabilities balances at the beginning of the year are RMB84,100, RMB81,807 and RMB74,907, respectively.

The Company has elected the practical expedient in ASC 606-10-50-14(a) to not disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.